SCHEDULE OF BANK AND OTHER BORROWINGS (Details) - JPY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2024		Mar. 31, 2024		Mar. 31, 2023
Short-Term Debt [Line Items]
Short-term loans	¥ 2,701,848		¥ 2,574,734		¥ 2,858,442
Less: unamortized debt issuance costs			(4,110)		(6,801)
Long-term loans	8,616,506		10,712,022
Less: current portion	(1,656,137)		(6,065,020)		(1,415,301)
Non-current portion	¥ 6,891,986		¥ 4,559,117		6,187,556
JAPAN
Short-Term Debt [Line Items]
Annual interest rate	1.80%		1.80%
Interest Rate [Member]
Short-Term Debt [Line Items]
Aggregate outstanding principal balances, weighted average interest rate	2.45%	[1]	3.54%	[2]
Aggregate outstanding principal balances, weighted average years to maturity	1 year 11 months 26 days	[1]	1 year 7 months 2 days	[2]
Unamortized Debt [Member]
Short-Term Debt [Line Items]
Less: unamortized debt issuance costs	¥ (68,383)		¥ (87,885)		(50,466)
Fixed Rate Loans [Member] | Secured Debt [Member]
Short-Term Debt [Line Items]
Weighted average interest rate of long-term debt	2.54%	[1]	3.80%	[2]
Long term debt weighted average years to maturity	1 year 7 months 2 days	[1]	1 year 1 month 13 days	[2]
Long-term loans	¥ 7,355,487		¥ 9,251,677		6,453,532
Fixed Rate Loans [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Weighted average interest rate of long-term debt	1.44%	[1]	1.47%	[2]
Long term debt weighted average years to maturity	6 years 3 days	[1]	6 years 2 months 15 days	[2]
Long-term loans	¥ 895,211		¥ 1,027,037		1,199,791
Short-Term Debt [Member]
Short-Term Debt [Line Items]
Aggregate outstanding principal balances	¥ 2,713,076		¥ 2,585,821		2,868,890
Variable Rate Loans [Member] | Secured Debt [Member]
Short-Term Debt [Line Items]
Weighted average interest rate of long-term debt	3.00%	[1],[3]	2.82%	[4]
Long term debt weighted average years to maturity	3 months	[1],[3]	8 months 26 days	[4]
Long-term loans	¥ 365,808	[3]	¥ 433,308	[3],[4]		[4]
Long-Term Debt [Member]
Short-Term Debt [Line Items]
Aggregate outstanding principal balances	¥ 8,616,506		¥ 10,712,022		7,653,323
Secured Debt [Member] | Fixed Rate Loans [Member]
Short-Term Debt [Line Items]
Weighted average interest rate of short-term debt	2.43%	[1]	2.60%	[2]
Short term debt, weighted average years to maturity	7 months 17 days	[1]	7 months 20 days	[2]
Short-term loans	¥ 2,643,778		¥ 2,510,820		2,858,890
Unsecured Debt [Member] | Fixed Rate Loans [Member]
Short-Term Debt [Line Items]
Weighted average interest rate of short-term debt	2.76%	[1]	2.75%	[2]
Short term debt, weighted average years to maturity	1 month 13 days	[1]	5 months 8 days	[2]
Short-term loans	¥ 69,298		¥ 75,001		10,000
Interest Rate [Member]
Short-Term Debt [Line Items]
Aggregate outstanding principal balances, weighted average interest rate	2.43%	[1]	2.60%	[2]
Aggregate outstanding principal balances, weighted average years to maturity	7 months 13 days	[1]	7 months 17 days	[2]
Unamortized Debt [Member]
Short-Term Debt [Line Items]
Less: unamortized debt issuance costs	¥ (11,228)		¥ (11,087)		¥ (10,448)

[1]	Annual interest rate was long-term prime rate in Japan + 1.80%.
[2]	Pertained to information for loans outstanding as of March 31, 2024.
[3]	Pertained to information for loans outstanding as of September 30, 2024.
[4]	Annual interest rate was long-term prime rate in Japan + 1.80%.